Subsequent Events (Details Textual) - USD ($)		9 Months Ended
	Oct. 04, 2016	Sep. 30, 2016
Proceeds from Sale of Property, Plant, and Equipment		$ 37,612,414
Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment	$ 15,700,000